T. Rowe Price Spectrum International Fund

Supplement to prospectus dated May 1, 2010

On page 15, the first paragraph under Management for the Spectrum International Fund is deleted and replaced with the following:
Investment Adviser  T. Rowe Price Associates, Inc. (T. Rowe Price)
Investment Sub-Adviser T. Rowe Price International Ltd (T. Rowe Price International)
On page 32, the first two sentences of the first paragraph under
Investment Adviser are deleted and replaced with the following:
T. Rowe Price is each funds investment adviser and oversees the selection of each funds investments and management of each funds portfolio.
T. Rowe Price also serves as investment adviser for the underlying funds in which the Spectrum Funds invest. With respect to the
Spectrum International Fund, T. Rowe Price has entered into a sub-advisory agreement with T. Rowe Price International under which
T. Rowe Price International is authorized to make discretionary investment decisions on behalf of the fund. T. Rowe Price International also serves as investment sub-adviser for certain underlying funds in which the Spectrum Funds invest.
On page 32, the first two sentences of the second paragraph under
Investment Adviser are deleted and the last sentence of the paragraph is revised as follows:
T. Rowe Price International is a direct subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. On page 34, the first sentence of the paragraph immediately above
The Management Fee is revised as follows:
Under the Investment Management Agreements with the Spectrum Funds, and the Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of the Spectrum Funds that exceed the estimated savings to each of the underlying funds.
On page 34, the first sentence of the first paragraph under
The Management Fee is revised as follows:
T. Rowe Price is the investment adviser for the each Spectrum
Fund and T. Rowe Price International is the investment sub-adviser for the Spectrum International Fund.
The date of this supplement is January 3, 2011.
C08-042    1/3/11